Consolidated Statement of Financial Position ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Non-current assets
Property, plant and equipment	¥ 3,553,601	$ 500,253	¥ 3,995,744
Investment property	4,103	577	4,756
Intangible assets	1,951,133	274,668	1,874,824
Investment in associates	248	35	259
Investment in joint ventures	237,229	33,396	154,703
Deferred tax assets	426,377	60,023	450,882
Long-term bank deposits	0	0	20,000
Right-of-use assets	298,445	42,013	342,141
Capitalized contract cost	122,627	17,263	197,692
Non-current assets	6,593,763	928,228	7,041,001
Current assets
Inventories	4,649,027	654,461	4,937,755
Trade and other receivables	8,458,624	1,190,752	7,311,347
Other current assets	16,733	2,355	16,710
Cash and short-term bank deposits	6,039,471	850,199	4,830,743
Current assets	19,163,855	2,697,767	17,096,555
Total assets	25,757,618	3,625,995	24,137,556
Equity
Issued capital	2,081,138	292,969	2,081,138
Statutory reserves	381,724	53,737	335,735
Capital reserves	(18,236)	(2,567)	(4,196)
Retained earnings	6,820,555	960,155	6,661,264
Other components of equity	(38,653)	(5,441)	(64,995)
Equity attributable to equity holders of the Company	9,226,528	1,298,853	9,008,946
Non-controlling interests	2,949,097	415,155	2,826,118
Total equity	12,175,625	1,714,008	11,835,064
Non-current liabilities
Loans and borrowings	690,000	97,134	200,000
Lease liabilities	16,009	2,254	28,208
Contract liabilities	52,214	7,350	77,339
Deferred tax liabilities	65,089	9,163	61,825
Deferred grants	451,894	63,615	476,384
Other financial liability	67,050	9,439	45,950
Other payables	181,155	25,502	189,366
Non-current liabilities	1,523,411	214,457	1,079,072
Current liabilities
Trade and other payables	9,227,324	1,298,964	8,139,408
Loans and borrowings	1,850,294	260,473	2,141,432
Lease liabilities	33,272	4,684	31,433
Contract liabilities	639,213	89,984	617,737
Provision for taxation	52,399	7,376	73,296
Provisions	256,080	36,049	220,114
Current liabilities	12,058,582	1,697,530	11,223,420
Total liabilities	13,581,993	1,911,987	12,302,492
Total equity and liabilities	¥ 25,757,618	$ 3,625,995	¥ 24,137,556